Selected Financial Statement Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period	$ 325,911,000	$ 280,211,000
Goodwill acquired	9,666,000
Balance at the end of the period	335,577,000	325,911,000	280,211,000
Other intangible assets
Cost	149,862,000	146,114,000
Accumulated Amortization	(81,471,000)	(70,674,000)
Total	68,391,000	75,440,000
Cost	315,862,000	312,114,000
Net	234,391,000	241,440,000
Amortization	(15,100,000)	(19,400,000)	(13,700,000)
Customer Relationships
Other intangible assets
Cost	115,731,000	108,269,000
Accumulated Amortization	(60,368,000)	(49,032,000)
Total	55,363,000	59,237,000
Supply agreement
Other intangible assets
Cost	26,000,000	26,000,000
Accumulated Amortization	(13,655,000)	(10,750,000)
Total	12,345,000	15,250,000
Technology databases
Other intangible assets
Cost	7,217,000	7,217,000
Accumulated Amortization	(7,127,000)	(6,471,000)
Total	90,000	746,000
Non-compete agreements
Other intangible assets
Cost	780,000	230,000
Accumulated Amortization	(203,000)	(52,000)
Total	577,000	178,000
Favorable lease agreements
Other intangible assets
Cost	134,000	134,000
Accumulated Amortization	(118,000)	(105,000)
Total	16,000	29,000
Trade Names
Other intangible assets
Cost		4,264,000
Accumulated Amortization		(4,264,000)
Cost and net	166,000,000	166,000,000
Emergent Group Inc.
Goodwill
Goodwill acquired		39,686,000
Other Acquisitions
Goodwill
Goodwill acquired		6,014,000
Medical Equipment Outsourcing
Goodwill
Balance at the beginning of the period	251,653,000
Goodwill acquired	9,666,000
Balance at the end of the period	261,319,000		205,953,000
Medical Equipment Outsourcing | Emergent Group Inc.
Goodwill
Goodwill acquired		39,686,000
Medical Equipment Outsourcing | Other Acquisitions
Goodwill
Goodwill acquired		6,014,000
Technical and Professional Services
Goodwill
Balance at the end of the period	55,655,000	55,655,000	55,655,000
Medical Equipment Sales And Remarketing
Goodwill
Balance at the end of the period	$ 18,603,000	$ 18,603,000	$ 18,603,000